LEASE (Tables)	6 Months Ended
Jun. 30, 2021
LEASE
Schedule of right of use assets

	Lands and	Machines and		Ships and
	farms	equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2019	1,769,645	130,051	45,999	1,904,455	87	3,850,237
Additions/updates	858,085	45,624	90,616	95,768	2,675	1,092,768
Depreciation	(265,091)	(18,078)	(43,903)	(122,904)	(313)	(450,289)
Write-offs	(74,578)	(72,332)	(1,728)			(148,638)
Balance as of December 31, 2020	2,288,061	85,265	90,984	1,877,319	2,449	4,344,078
Additions/updates	443,211	450	32,436	(836)	4,412	479,673
Depreciation (1)	(145,589)	(7,202)	(27,166)	(62,843)	(3,256)	(246,056)
Write-offs				(5,982)		(5,982)
Balance as of June 30, 2021	2,585,683	78,513	96,254	1,807,658	3,605	4,571,713

1)	On June 30, 2021, the amount of R$145,558 related to land was reclassified to biological assets to compose the formation cost (R$118,286 as of June 30, 2020).

Schedule of present value of lease liabilities

			Present value of
Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	liabilities
Lands and farms	11.89	April/2049	2,692,888
Machines and equipment’s	11.05	April/2035	168,348
Buildings	9.70	March/2031	84,663
Ships and boats	11.39	February/2039	2,417,826
Vehicles	10.04	October/2023	3,269
			5,366,994

1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms like the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

Summary of changes in lease liabilities

Balance as of December 31, 2019	3,984,070
Additions	1,092,768
Write-offs	(148,638)
Payments	(824,245)
Accrual of financial charges (1)	486,286
Exchange rate variation	601,519
Balance as of December 31, 2020	5,191,760
Additions	479,673
Write-offs	(5,982)
Payments	(475,483)
Accrual of financial charges (1)	273,800
Exchange rate variation	(96,774)
Balance as of June 30, 2021	5,366,994

Current	593,691
Non-current	4,773,303

1)	On June 30, 2021, the amount of R$61,260 related to interest expenses on leased lands was capitalized to biological assets to compose the formation cost (R$37,040 as of June 30, 2020).

Schedule of expenses recognised in profit or loss

The amounts recognized are set for the below:

	June 30,	June 30,
	2021	2020
Expenses relating to short-term assets	4,329	2,531
Expenses relating to low-value assets	2,950	6,428
	7,279	8,959